Tax payable - Other tax payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Tax Payable
Current	R$ 51,459	R$ 33,719
Non-current	8,638	7,986
PIS
Other Tax Payable
Current	4,602	1,669
Non-current	0	0
COFINS
Other Tax Payable
Current	21,029	7,675
Non-current	0	0
ICMS
Other Tax Payable
Current	490	173
Non-current	0	0
ISS
Other Tax Payable
Current	2,172	1,111
Non-current	0	0
IVA
Other Tax Payable
Current	19,914	18,098
Non-current	0	0
Reassessment tax
Other Tax Payable
Current	559	745
Non-current	8,604	7,168
IRRF
Other Tax Payable
Current	846	687
Non-current	0	0
Other taxes
Other Tax Payable
Current	1,847	3,561
Non-current	R$ 34	R$ 818